Notes Payable (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Years ending December 31:
2016	$ 0
2017	152,777
2018	1,666,667
2019	1,666,667
2020	138,889
Notes Payable, balance as of June 30, 2016	5,000,000
Unamortized discount on notes payable	(912,240)
Notes Payable, balance as of June 30, 2016	4,087,760	$ 0
Current portion of notes payable	(694,444)	$ 0
Non-current portion of notes payable	$ 3,393,316